Schedule of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Research and development tax credit receivable			$ 2,933
Prepayments and VAT receivable	$ 70	237	792
Other current assets	194	300	341
Prepaid expenses and other assets	$ 264	$ 537	$ 4,066